SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Calculation of basic and diluted net income (loss) per common share (Details) - USD ($)	3 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Class A
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Allocation of net income (loss)	$ 2,957,335	$ 42,503	$ 5,373,815	$ (261,044)	$ (729,236)	$ 3,069,406
Basic weighted average shares outstanding	50,000,000	50,000,000	50,000,000	50,000,000	28,476,821	50,000,000
Diluted weighted average shares outstanding	50,000,000	50,000,000	50,000,000	50,000,000	28,476,821	50,000,000
Basic net income (loss) per share of common stock	$ 0.06	$ 0.00	$ 0.11	$ (0.01)	$ (0.03)	$ 0.06
Diluted net income (loss) per share of common stock	$ 0.06	$ 0.00	$ 0.11	$ (0.01)	$ (0.03)	$ 0.06
Class B
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Allocation of net income (loss)	$ 825,096	$ 11,858	$ 1,499,295	$ (72,831)	$ (327,470)	$ 856,364
Basic weighted average shares outstanding	13,950,000	13,950,000	13,950,000	13,950,000	12,787,748	13,950,000
Diluted weighted average shares outstanding	13,950,000	13,950,000	13,950,000	13,950,000	12,787,748	13,950,000
Basic net income (loss) per share of common stock	$ 0.06	$ 0.00	$ 0.11	$ (0.01)	$ (0.03)	$ 0.06
Diluted net income (loss) per share of common stock	$ 0.06	$ 0.00	$ 0.11	$ (0.01)	$ (0.03)	$ 0.06